Transamerica International Focus VP Investment Objectives and Goals - Transamerica International Focus VP	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica International Focus VP
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks long-term capital appreciation.